Risks and Financial Instruments - Changes in exchange rate (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Scenario I [member]
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps	R$ 700,499	R$ 372,022
Debts/firm commitments in dollars	(700,465)	(372,019)
Net effect	34	3
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps	376	(65)
Gross margin of Oxiteno	(376)	65
Net effect	0	0
Options
Options Real / U.S. Dollar swaps	0	0
Gross margin of Oxiteno	0	0
Net effect	0	0
Interest rate swap (in Brazilian Reais) - Debentures-CRA
Fixed rate swap - DI	(195,123)	(311,993)
Fixed rate debt	195,123	311,993
Net effect	0	0
Scenario II [member]
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps	1,668,202	1,039,669
Debts/firm commitments in dollars	(1,668,031)	(1,039,661)
Net effect	172	8
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps	62,559	8,545
Gross margin of Oxiteno	(62,559)	(8,545)
Net effect	0	0
Options
Options Real / U.S. Dollar swaps	42,101	97,938
Gross margin of Oxiteno	(42,101)	(97,938)
Net effect	0	0
Interest rate swap (in Brazilian Reais) - Debentures-CRA
Fixed rate swap - DI	(137,260)	(254,409)
Fixed rate debt	137,260	254,409
Net effect	0	0
Scenario III [member]
Currency swaps receivable in U.S. dollars
U.S. Dollar / Real swaps	2,635,905	1,707,316
Debts/firm commitments in dollars	(2,635,596)	(1,707,303)
Net effect	309	13
Currency swaps payable in U.S. dollars
Real / U.S. Dollar swaps	124,742	17,154
Gross margin of Oxiteno	(124,742)	(17,154)
Net effect	0	0
Options
Options Real / U.S. Dollar swaps	102,917	244,572
Gross margin of Oxiteno	(102,917)	(244,572)
Net effect	0	0
Interest rate swap (in Brazilian Reais) - Debentures-CRA
Fixed rate swap - DI	(74,027)	(188,047)
Fixed rate debt	74,027	188,047
Net effect	R$ 0	R$ 0